Status of Warrants Granted (Detail) (2007 Warrants, USD $)	Jan. 31, 2013	Jan. 31, 2012
2007 Warrants
Class of Warrant or Right [Line Items]
Shares Outstanding	0	1,190,000
Average Exercise Price, Outstanding	0	0.75
Shares Outstanding, Expired	1,190,000
Average Exercise Price, Expired	$ 0.75